Other reserves- impact on other reserves (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Equity issued to AGSA (see note 17)	$ 4,988
Cash payment (see cash flow statement)	574
Initial fair value of Earnout Shares (see note 21)	284
Total consideration given	6,931
Less aggregate carrying value of net assets acquired *	(323)
Impact from predecessor accounting	6,608
Non-cash capital contribution (see note 19)	(814)
Other reserves on AMP Transfer at date of reorganization	130
Total impact on other reserves	1,112
Related Party Borrowings Recognized As Of Acquisition Date	1,741
Cash transferred	2,315
Other reserves
Total impact on other reserves	5,924
Public And Private Warrants
Financial liabilities recognised as of acquisition date	41
AMP Promissory Note
AMP Promissory Note (see note 19)	$ 1,085